OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Long-Term Liabilities

	December 31,
	2012	2011

Provision for warranty	$215	$226
Deferred taxes	3,405	2,471
Deferred revenues	145	198

	$3,765	$2,895